Principal joint ventures and associates - Principal joint ventures and associates (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[2]
Disclosure Of Joint Ventures And Associates [Line Items]
Profit after tax		$ 9,953	[1]	$ 13,048	[2],[3]	$ 22,597	[1]
Other comprehensive income/(loss)		319		(1,897)	[2]	(1,292)
Total comprehensive income/(loss)	[4]	10,272		11,151	[2]	$ 21,305
Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of Group's interest		1,878		927
Profit after tax		26		2
Other comprehensive income/(loss)		15		(27)
Total comprehensive income/(loss)		$ 41		$ (25)

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[2]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[3]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[4]	Refer to the Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on
Rio Tinto Limited’s share capital.